ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Disclosure of accounts payable and accrued liabilities (Details) - CAD ($)	Sep. 30, 2024	Sep. 30, 2023
Trade and other current payables [abstract]
Accounts payable	$ 407,548	$ 182,307
Accrued liabilities	41,751	25,000
Total accounts payable and accrued liabilities	$ 449,299	$ 207,307